Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2024	2023

Government authorities	$173	$207
Advances to suppliers	655	324
Prepaid expenses	248	417
Other	74	15

	$1,150	$963